Schedule of warrants issued (Details) (Parenthetical) - Macquarie Corporate Holdings Pty Limited [Member]	Dec. 16, 2016
IfrsStatementLineItems [Line Items]
[custom:StockholdersEquityNoteReverseStockSplit]	5.4242194
Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
[custom:StockholdersEquityNoteReverseStockSplit]	5.4242194